Software and Equipment, Net - Schedule of Software and Equipment, Net (Details) - USD ($) $ in Thousands		Sep. 30, 2024	Dec. 31, 2023
Schedule of Software and Equipment, Net [Line Items]
Total		$ 38,188	$ 37,393
Less: accumulated depreciation		(18,332)	(14,927)
Software and equipment, net		19,856	22,466
Computer software [Member]
Schedule of Software and Equipment, Net [Line Items]
Total	[1]	22,673	22,410
Electronic equipment [Member]
Schedule of Software and Equipment, Net [Line Items]
Total		13,714	13,161
Vehicles [Member]
Schedule of Software and Equipment, Net [Line Items]
Total		861	891
Office equipment and furniture [Member]
Schedule of Software and Equipment, Net [Line Items]
Total		192	180
Leasehold improvements [Member]
Schedule of Software and Equipment, Net [Line Items]
Total		28	40
Others [Member]
Schedule of Software and Equipment, Net [Line Items]
Total		$ 720	$ 711

[1]	In 2022, hybrid cloud platform developed with the assistance of a third-party cloud service provider was partially substantially ready for use and transferred from other non-current assets. Cost of hybrid cloud platform represents the purchase price of the platform and other expenditures incurred to bring the platform into its intended use. The application of the hybrid cloud platform was to improve the IT development capability for internal-used software platforms which provide auto services and auto eInsurance service to customers, and Software-As-A-Service (“SaaS”) products which are provided to business partners as technology services.